Supplementary cash flow information - Reconciliation of debt to net cash provided by (used in) financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of debt to net cash provided by (used in) financing activities
Liabilities from capital leases in accordance with IAS 17			€ 36,144
Repayments of variable payments outstanding for acquisitions	€ 22,746	€ 41,803
Short-term debt from unrelated parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	1,149,988	1,205,294
Cash Flow	(1,091,410)	(70,398)
Acquisitions (net of divestitures)	4,093	14,611
Foreign currency translation	(3,431)	618
Other	3,710	(137)
Balance at the end of period	62,950	1,149,988
Short-term debt from related parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	21,865	188,900
Cash Flow	(5,469)	(167,111)
Other	(76)	76
Balance at the end of period	16,320	21,865
Long-term debt (excluding Accounts Receivable Facility)
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	7,525,987	6,115,890
Cash Flow	557,433	1,285,603
Acquisitions (net of divestitures)	22,644	22,815
Foreign currency translation	(309,632)	85,424
Amortization of debt issuance costs	10,466	15,147
Other	1,562	1,108
Balance at the end of period	7,808,460	7,525,987
Accounts Receivable Facility
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	379,570
Cash Flow	(373,840)	381,430
Foreign currency translation	(6,385)	(2,435)
Amortization of debt issuance costs	655	575
Balance at the end of period		379,570
Lease liabilities from unrelated parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	4,582,092	4,451,081
Cash Flow	(683,614)	(671,403)
Acquisitions (net of divestitures)	(9,583)	2,141
Foreign currency translation	(349,656)	81,817
Other	813,028	718,456
Balance at the end of period	4,352,267	4,582,092
Lease liabilities from related parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	122,946	137,494
Cash Flow	(20,185)	(16,340)
Foreign currency translation	(169)	35
Other	37,428	1,757
Balance at the end of period	€ 140,020	€ 122,946
Increase (decrease) due to application of IFRS 16
Reconciliation of debt to net cash provided by (used in) financing activities
Lease liabilities from unrelated parties			4,414,937
Lease liabilities from related parties			€ 137,494